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                                              Rule 497(d)
                                              Reg. Nos.33-64254
                                                       33-62592



            National Municipal Trust Series 162 Multistate Series 60


                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trusts.